Schedule of Straight-line Method Over Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	3 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	6 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	6 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	Shorter of estimated useful life or term of lease
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, description	3 years